Investment Objectives and Goals - Morgan Stanley Long Duration Government Opportunities Fund - Classes A, L, I, and C - Long Duration Government Opportunities Fund	Dec. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Morgan Stanley Long Duration Government Opportunities Fund (the “Fund”) seeks a high level of current income consistent with safety of principal.